Shareholder Report, Average Annual Return (Details) 192140_Amplify Weight Loss Drug - Treatment ETF_TF_TSR Annual {TF}	12 Months Ended	16 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
Amplify Weight Loss Drug & Treatment ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Amplify Weight Loss Drug & Treatment ETF NAV
Average Annual Return, Percent	(11.39%)	(4.43%)
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.60%	20.03%